MARKETABLE SECURITIES AND WARRANTS (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 17, 2021 $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Shares at average price | $ / shares			$ 2.03		$ 1.64
Wallbridge Mining Company Ltd [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued			2,200,000
Shares at average price | $ / shares			$ 0.57
Proceeds from shares issued		$ 999	$ 1,247
Option Agreement [Member] | Wallbridge Mining Company Ltd [Member]
IfrsStatementLineItems [Line Items]
Initial consideration of marketable securities				500,000
Amended Agreement [Member] | Wallbridge Mining Company Ltd [Member]
IfrsStatementLineItems [Line Items]
Additional number of shares received	3,000,000
Warrant term	5 years
Amended Agreement [Member] | Wallbridge Mining Company Ltd [Member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrant shares	500,000
Warrant strike price | $ / shares	$ 1.00